CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 15,942	$ 34,912
Other receivables	68	15
Prepaid expenses	1,885	3,246
Warrant derivative (notes 9, 17)	980	0
Total current assets	18,875	38,173
Property and equipment (note 6)	411	282
Right-of-use assets (note 8)	901	365
Total assets	20,187	38,820
Current liabilities
Accounts payable and accrued liabilities (note 7)	4,792	3,572
Other liabilities (note 5)	1,618	332
Lease liabilities (note 8)	277	133
Warrant derivative (notes 9, 17)	0	200
Total current liabilities	6,687	4,237
Contract liability (note 13)	6,730	6,730
Lease liabilities (note 8)	787	290
Total liabilities	14,204	11,257
Commitments and contingencies (note 14)
Shareholders’ equity
Share capital (note 10) Authorized: unlimited Issued: December 31, 2024 – 80,020,131 December 31, 2023 – 74,423,960	438,193	430,906
Contributed surplus (note 11)	44,542	42,116
Accumulated other comprehensive income	961	544
Accumulated deficit	(477,713)	(446,003)
Total shareholders’ equity	5,983	27,563
Total liabilities and shareholders' equity	$ 20,187	$ 38,820